Credit Facilities (Details) - Schedule of long-term maturities borrowings - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Payments due by period
Less than 1 year	$ 144,126	$ 235,487
1-2 years		136,400
Total	$ 144,126	$ 371,887